SHARE BASED COMPENSATION EXPENSES (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
SCHEDULE OF BLACK SCHOLES STOCK OPTION PRICING VALUATION ASSUMPTIONS

The estimated fair value of each share option granted is estimated on the date of grant using the Black-Scholes option-pricing model with the following assumptions:

Date of grant
Expected volatility	96.49%-99.62%
Risk-free interest rate	1.79%
Expected term from grant date (in years)	3.50-6.00
Dividend rate	-
Dilution factor	0.9203
Fair value	$7.01-$8.26

SCHEDULE OF SHARE OPTIONS ACTIVITIES

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
			(In years)
Outstanding as of January 1, 2019	-	-	-	-
Granted	637,500	$11.00	8.82	-
Exercised	-	-	-	-
Forfeited	-	-	-	-
Outstanding as of December 31, 2019	637,500	$11.00	8.80	-
Granted	-	-	-	-
Exercised	-	-	-	-
Forfeited	-	-	-	-
Outstanding as of December 31, 2020	637,500	$11.00	7.80	-

Vested and expected to vest as of December 31, 2020	637,500	$11.00	7.80	-
Vested as of December 31, 2020	237,500	$11.00	7.92	-